Balances Payable to Related Parties (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Principal Owner INR	Mar. 31, 2012 Principal Owner INR	Mar. 31, 2013 Others INR	Mar. 31, 2012 Others INR	Mar. 31, 2013 Related Party USD ($)	Mar. 31, 2013 Related Party INR	Mar. 31, 2012 Related Party INR
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	$ 9,579.5	522,271.9	452,991.7	9,251.6	13,477.8	4,262.4	3,239.6	$ 247.9	13,514.0	16,717.4
Balances in interest- bearing deposits	44,722.3	2,438,262.0	2,012,057.9	10,600.1	7,629.9	1,492.3	512.9	221.8	12,092.4	8,142.8
Total				19,851.7	21,107.7	5,754.7	3,752.5	$ 469.7	25,606.4	24,860.2